Going Concern	12 Months Ended
Dec. 31, 2024
Going Concern [Abstract]
GOING CONCERN

NOTE 3 — GOING CONCERN.

The accompanying consolidated financial statements have been prepared assuming that the Company will continue as a going concern. The Company has generated a loss and suffered from an accumulated deficit of $985,994 as of December 31, 2024. These matters raise substantial doubt about the Company’s ability to continue as a going concern. Management’s plans with regards to these include but not limited to issuance of share through equity line of credit with White Lion Capital and conversion of JAK’s promissory notes. These financial statements do not include any adjustments that might result from the outcome of this uncertainty.

The Company closely monitors the market for opportunities and has also been carrying out various fundraising projects to improve the Company’s cash flow position. As of this report date, all promissory notes as of December 31, 2024 have been settled, and convertible bonds comprising the Initial Note, the First Mandatory Additional Note, and the Second Mandatory Additional Note, have been converted into shares in the Company. A further $2,000,000 of the Third Mandatory Additional Note was issued subsequent to year end and remains outstanding. Moreover, the Company has access to an equity line of credit facility of up to $100,000,000 from White Lion Capital, of which approximately $7.1 million has been drawn and become equity to date. As of this report date, the Company holds $2.48m cash in bank and a cash deposit of $1m with a trading platform company.

The Company can make no assurance that required financings will be available for the amounts needed, or on terms commercially acceptable to the Company, if at all. If one or all of these events does not occur or subsequent capital raises are insufficient to bridge financial and liquidity shortfall, there would likely be a material adverse effect on the Company and its financial statements.

The consolidated financial statements do not reflect adjustments that would be necessary if the going concern basis was not appropriate. If the going concern basis was not appropriate for these consolidated financial statements, then adjustments would be necessary in the carrying value of the assets and liabilities, the reported revenues and expenses, and the balance sheet classifications used. These adjustments could be material.